UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Joseph D. Glatt
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    212-822-0456

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            New York, NY  May 15, 2008
    By:  Joseph D. Glatt, Vice President    New York, NY  May 15, 2008

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total (x$1000):  $1,334,126

List of Other Included Managers:

 No.  13F File               Name
      Number

 01   28-10406               Apollo Investment Fund IV, L.P.
 02   28-12980               Apollo Strategic Value Master Fund, L.P.
 03   28-12985               Apollo Value Investment Master Fund, L.P.


* Fair market value is based on the closing prices of the securities, as of March 31, 2008 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq
    Stock Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AK Stl Hldg Corp              Com              001547108   21882    402090 Sh       Defined **        402090  0    0
AK Stl Hldg Corp              Com              001547108   27332    502242 Sh       Defined 2         502242  0    0
AK Stl Hldg Corp              Com              001547108   18968    348546 Sh       Defined 3         348546  0    0
Apollo Invt Corp              Com              03761U106   13454    849930 Sh       Defined **        849930  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   12433    226062 Sh       Defined **        226062  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   20444    371706 Sh       Defined 2         371706  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   14162    257486 Sh       Defined 3         257486  0    0
Chemtura Corp                 Com              163893100   12129   1652500 Sh       Defined 2        1652500  0    0
Chemtura Corp                 Com              163893100   15249   2077500 Sh       Defined 3        2077500  0    0
Continental Airls Inc         Cl B             210795308    1318     68561 Sh       Defined **         68561  0    0
Continental Airls Inc         Cl B             210795308    2202    114529 Sh       Defined 2         114529  0    0
Continental Airls Inc         Cl B             210795308    1483     77110 Sh       Defined 3          77110  0    0
Core Mark Holding Co Inc      Com              218681104   13513    470168 Sh       Defined **        470168  0    0
Geomet Inc Del                Com              37250U201     404     60642 Sh       Defined **         60642  0    0
Geomet Inc Del                Com              37250U201    1466    220116 Sh       Defined 2         220116  0    0
Geomet Inc Del                Com              37250U201    1420    213242 Sh       Defined 3         213242  0    0
Hughes Communications Inc     Com              444398101   66602   1314163 Sh       Defined **       1314163  0    0
Hughes Communications Inc     Com              444398101  562267  11094447 Sh       Defined 1       11094447  0    0
iPCS Inc                      Com New          44980Y305   31671   1356351 Sh       Defined 1        1356351  0    0
Mirant Corp New               Com              60467R100   14682    403466 Sh       Defined **        403466  0    0
Mirant Corp New               Com              60467R100   28133    773090 Sh       Defined 2         773090  0    0
Mirant Corp New               Com              60467R100   19381    532579 Sh       Defined 3         532579  0    0
National Finl Partners Corp   Com              63607P208   22470   1000016 Sh       Defined 1        1000016  0    0
Northwest Airls Corp          Com              667280408    2108    234449 Sh       Defined **        234449  0    0
Northwest Airls Corp          Com              667280408    3484    387524 Sh       Defined 2         387524  0    0
Northwest Airls Corp          Com              667280408    2347    261085 Sh       Defined 3         261085  0    0
Pinnacle Airl Corp            Com              723443107    3050    349369 Sh       Defined **        349369  0    0
Pinnacle Airl Corp            Com              723443107    5713    654368 Sh       Defined 2         654368  0    0
Pinnacle Airl Corp            Com              723443107    4679    535958 Sh       Defined 3         535958  0    0
Quality Distr Inc Fla         Com              74756M102   33166  10397009 Sh       Defined **      10397009  0    0
Sirius Satellite Radio Inc    Com              82966U103  262713  91857857 Sh       Defined 1       91857857  0    0
United Rentals Inc            Com              911363109   34750   1844500 Sh       Defined 1        1844500  0    0
Williams Cos Inc Del          Com              969457100   15653    474624 Sh       Defined **        474624  0    0
Williams Cos Inc Del          Com              969457100   25928    786188 Sh       Defined 2         786188  0    0
Williams Cos Inc Del          Com              969457100   17469    529688 Sh       Defined 3         529688  0    0


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